Transactions with Related Parties - Schedule of Key Management Personnel Compensation (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,180,189	$ 1,102,592
Post-employment benefits	72,292	242,554
Share-based payments recognized	952,388	602,988
Key management personnel compensation	$ 2,204,869	$ 1,948,134